Note 19 - Condensed financial information of the parent company: Condensed Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2025
Parent Company
Condensed Balance Sheet

	As of December 31, 2025	As of December 31, 2024

ASSETS
CURRENT ASSETS
Cash	$159,663	$2,057,850
Restricted cash	-	503,544
Prepayments, net	-	23,625
Other receivables and other current assets, net	-	16,000
Loans to subsidiaries	1,730,000	31,198
Total current assets	1,889,663	2,632,217

OTHER ASSETS
Investment in subsidiary	16,479,643	14,791,659
Total non-current assets	16,479,643	14,791,659

Total assets	18,369,306	17,423,876

LIABILITIES AND SHAREHOLDERS’ EQUITY

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 11,793,485 and 10,440,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively	1,179	1,179
Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 4,560,000 shares issued and outstanding as of December 31, 2024 and 2023	456	456
Additional paid-in capital	3,103,802	3,135,124
Retained earnings	15,285,889	15,299,304
Accumulated other comprehensive loss	(22,020)	(1,012,187)
Total shareholders’ equity	18,369,306	17,423,876

Total liabilities and shareholders’ equity	$18,369,306	$17,423,876